Inventories-Summary Of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials and Semi-finished goos	€ 40,427	€ 55,736
Finished goods	7,096	14,346
Total	€ 47,523	€ 70,082